FORWARD FUNDS

Supplement dated May 29, 2019

to the

Forward Funds Investor Class, Institutional Class and

Class I2 Prospectus

and

Forward Funds Class A and Class C Prospectus

each dated May 1, 2019, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGE TO PERFORMANCE INFORMATION

Effective May 29, 2019, the following sentence is added under Performance Information in the “Fund Summary” section of each of the funds included in the Prospectus:

All returns reflect reinvestment of all dividend and capital gain distributions.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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SUPP FFT PRF 05242019